- - - --------------------------------------------------------------------------------
                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON D.C.  20549
                                  ------------------

                                     FORM 10-QSB

(Mark One)
 X  Quarterly report under Section 13 or 15(d) of the Securities Exchange Act
- - - --- of 1934.  For the quarterly period ended March 31, 1996

    Transition report under Section 13 or 15(d) of the Securities Exchange Act
- - - --- of 1934.  For the transition period from              to
                                             ------------    --------------.

                                       0-24596
                                     -----------
                               (Commission File Number)


                                   STARPRESS, INC.
                             --------------------
          (Exact Name of Small Business Issuer as Specified in Its Charter)

           COLORADO                                             84-1097212
- - - ----------------------------                     ------------------------------
(State or other Jurisdiction of                           (I.R.S. Employer
Incorporation or Organization)                            Identification No.)


                  425 MARKET STREET, SAN FRANCISCO, CALIFORNIA 94105
              --------------------------------------------------
                       (Address of principal executive offices)



                                    (415) 778-3100
                                 --------------------
                  (Issuer's Telephone Number, Including Area Code)

      Securities registered pursuant to Section 12(b) of the Exchange Act:  None

    Securities registered pursuant to Section 12(g) of the Exchange Act: Common
                                 Stock, no par value

          ------------------------------------------------------------------
                 (Former name, former address and former fiscal year,
                            if changed since last report)


Check whether the issuer: (1) filed all reports required to be filed by Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that registrant was required to file such reports), and (2) has been
subject to such filing requirements for the past 90 days. Yes  X    No
                                                             ----     ----


State the number of shares outstanding of each of the issuer's class of common equity, as of the latest practicable date: COMMON STOCK, NO PAR VALUE, 33,188,096 SHARES AS OF MAY 8, 1996

    Transitional Small Business Disclosure Format (check one): Yes       No  X
                                                                  ----      ---

                           PART I - FINANCIAL INFORMATION

ITEM 1.  FINANCIAL STATEMENTS.


                                  StarPress, Inc.
                       Condensed Consolidated Balance Sheets
                                    (Unaudited)



                 ASSETS                     March 31, 1996      June 30, 1995
                                           ----------------    ---------------
Current assets:
 Cash                                       $     15,707         $ 1,919,102
 Accounts receivable                           1,999,298             295,323
 Inventories                                       3,454             208,789
 Prepaid expenses and other current assets       101,832             131,341
                                            ------------        ------------
   Total current assets                        2,120,291           2,554,555

Furniture and equipment, net                      45,612             706,830
Product development costs, net                   237,594             238,266
Intangible assets, net                              -                271,686
                                            ------------        ------------
   Total assets                             $  2,403,497         $ 3,771,337
                                            ============        ============

LIABILITIES AND STOCKHOLDERS' EQUITY
  (DEFICIT)
Current liabilities:
 Notes Payable                              $    750,000         $   185,585
 Due to Graphix Zone, Inc.                     3,504,216                -
 Accounts payable                                923,169             996,131
 Accrued liabilities                           1,453,033           1,572,943
 Accrued restructuring costs                     761,785                -
 Deferred revenue                                455,000              77,270
                                            ------------        ------------
   Total current liabilities                   7,847,203           2,831,929

Stockholders' equity (deficit):
 Preferred stock                                    -                   -
 Common stock                                 16,173,891          15,561,790
 Accumulated deficit                         (21,617,597)        (14,622,382)
                                            ------------        ------------
   Total stockholders' equity (deficit)       (5,443,706)            939,408

                                            ------------        ------------
Total liabilities and stockholders'
    equity (deficit)                        $  2,403,497         $ 3,771,337
                                            ============        ============


                               See accompanying notes.

                                   StarPress, Inc.
                   Condensed Consolidated Statements of Operations
                                     (Unaudited)


                                    Nine Months               Three Months
                                   Ended March 31,           Ended March 31,
                             ------------------------  -----------------------
                                1996         1995         1996          1995
                             -----------  -----------  ----------  -----------

Net revenues                 $ 3,927,296  $ 1,711,865  $1,951,895  $   426,136


Cost of revenues               2,181,647    1,124,122     671,204      307,603
                             -----------  -----------  ----------  -----------
Gross profit                   1,745,649      587,743   1,280,691      118,533

Operating expenses:
 Research and development      2,077,265    1,581,044     355,338      461,096
 Sales and marketing           2,129,072    1,931,793   1,012,662      412,431
 General and administrative    2,516,529    1,896,776     834,327      638,791
 Restructuring charge          1,950,000       -             -           -
                             -----------  -----------  ----------  -----------
   Total operating expenses    8,672,866    5,409,613   2,202,327    1,512,318
                             -----------  -----------  ----------  -----------

Operating loss                (6,927,217)  (4,821,870)   (921,636)  (1,393,785)


 Interest expense                (71,094)    (302,110)    (29,642)    (250,666)
 Other income
   (expense) - net                 3,096       13,467      (8,746)       2,074

                             -----------  -----------  ----------  -----------
Net loss                     $(6,995,215) $(5,110,513) $ (960,024) $(1,642,377)
                             ===========  ===========  ==========  ===========

Net loss per share           $     (0.23) $     (0.56) $    (0.03) $     (0.18)
                             ===========  ===========  ==========  ===========

Weighted average common
 shares outstanding           30,901,411    9,198,076  31,768,146    9,227,200
                             ===========  ===========  ==========  ===========

                               See accompanying notes.
                                          3

                                   StarPress, Inc.
                   Condensed Consolidated Statements of Cash Flows
                                     (Unaudited)


                                                    Nine Months Ended March 31,
                                                    ---------------------------
                                                       1996             1995
                                                    -----------     -----------
OPERATING ACTIVITIES:
Net loss                                            $(6,995,215)    $(5,110,513)
Adjustments to reconcile net loss to net
cash used in operating activities:
 Depreciation and amortization                          108,103         581,658
 Amortization and write-off of intangible assets
   and acquired prepaid royalties                       708,776         586,444
 Write-down of excess furniture and equipment           545,438            -
 Amortization of discount on convertible debentures
   and deferred financing costs                           9,595         209,150
 Incurrence of financing costs                              -          (277,398)
 Issuance of common stock and stock
  options for services                                      -           403,068
 Compensation expense related to issuance of stock
   and stock options                                    215,471            -
 Changes in operating assets and liabilities:
   Accounts receivable                               (1,695,103)       (276,510)
   Inventories                                          337,792         (51,329)
   Prepaid expenses and other current assets             29,509          24,388
   Accounts payable and accured liabilities            (192,872)        147,720
   Accrued restructuring costs                          761,785            -
   Deferred revenue                                     377,730         (45,000)
   Accounts payable to related parties                     -             11,338
   Accrued compensation and related expenses               -            (56,210)
                                                    -----------     -----------
      Net cash used in operating activities          (5,788,991)     (3,853,194)

INVESTING ACTIVITIES:
Purchase of furniture and equipment                     (29,605)       (199,686)
Retirement of furniture and equipment                   137,281           9,126
                                                    -----------     -----------
      Net cash used in investing activities             107,676        (190,560)

FINANCING ACTIVITIES:
Proceeds from bank loan                                 750,000            -
Proceeds from notes payable to related parties          400,000         222,000
Payments of notes payable to related parties           (400,000)       (222,000)
Proceeds from Graphix Zone, Inc.                      3,504,216         243,000
Payments on debt                                       (561,781)       (243,000)
Proceeds from issuance of convertible debentures             -        1,955,000
Cash proceeds from exercise of warrants and options      85,485       1,059,796
Release of restricted cash from escrow                      -           592,700
                                                    -----------     -----------
      Net cash provided by financing activities       3,777,920       3,607,496
                                                    -----------     -----------

Net decrease in cash                                 (1,903,395)       (436,258)

Cash at beginning of the year                         1,919,102         900,798
                                                    -----------     -----------
Cash at end of the period                           $    15,707     $   464,540
                                                    ===========     ===========

                               See accompanying notes.

                                   StarPress, Inc.
         Condensed Consolidated Statements of Stockholders' Equity (Deficit)
                      Nine Months Ended March 31, 1996 and 1995
                                     (Unaudited)

                                   Common Stock                          Total
                              -----------------------  Accumulated    Stockholders'
                                Shares       Amount      Deficit     Equity (Deficit)
                              ----------  -----------  ------------  ----------------
Balance at July 1, 1994        9,143,200  $ 6,744,939  $ (3,705,985)  $ 3,038,954

Issuance of common stock          84,000      131,000       -             131,000
Issuance of warrants                -       1,059,796       -           1,059,796

Issuance of stock options
 for consulting services            -         472,850       -             472,850
 less: deferred expenses            -        (200,782)      -            (200,782)

Net loss                            -            -       (5,110,513)   (5,110,513)
                              ----------  -----------  ------------   -----------

Balance at March 31, 1995      9,227,200  $ 8,207,803  $ (8,816,498)  $  (608,695)
                              ==========  ===========  ============   ===========

Balances at July 1, 1995      29,468,157  $15,561,790  $(14,622,382)  $   939,408

Issuance of common stock
 for acquisition of assets     1,271,713      135,754       -             135,754

Conversion of convertible
 debentures                      170,000      195,180       -             195,180

Exercise of warrants             361,346        3,613       -               3,613

Exercise of stock options      1,671,414       81,872       -              81,872

Compensation expense related
 to issuance of stock options       -         195,682       -             195,682


Net loss                            -            -       (6,995,215)   (6,995,215)
                              ----------  -----------  ------------   -----------

Balances at March 31, 1996    32,942,630  $16,173,891  $(21,617,597)  $(5,443,706)
                              ==========  ===========  ============   ===========

                               See accompanying notes.
                                          5

                                   StarPress, Inc.
                 Notes to Condensed Consolidated Financial Statements
                                    March 31, 1996
                                     (Unaudited)


(1) At the Annual Meeting of Shareholders held on September 27, 1995, the shareholders of the Company approved an amendment to the Company's Articles of Incorporation to change the name of the Company to StarPress, Inc. from Great Bear Technology Incorporated. The change was effective on October 13, 1995.

(2) These condensed consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to the financial statements included in the Company's Annual Report on Form 10-KSB for the year ended June 30, 1995.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    In the opinion of management, all adjustments (consisting only of normal recurring adjustments) which the Company cosiders necessary for a fair presentation of interim period results have been included. However, these results are not necessarily indicative of results for a full year.

(3) Certain balances for the nine months ended March 31, 1995 have been reclassified to conform to the 1996 presentation.

(4) On October 27, 1995, the Company entered into an agreement with Silicon Valley Bank for a $750,000 loan that bears interest at the bank's prime rate
plus 150 basis points.   The loan was due on February 24, 1996 and is secured by
all of the Company's assets excluding the Sony assets described below. The Company also issued a warrant to Silicon Valley Bank to purchase 42,000 shares of the Company's Common Stock at an exercise price of $1.25 per share. The warrant expires on October 27, 2000. The Company received a waiver for all defaults under the line of credit from lender through March 29, 1996. As of May 8, 1996 the line of credit has not been paid and is in default, and the Company is currently negotiating a renewal and extension with Silicon Valley Bank.

(5) On November 1, 1995, the Company purchased from Sony Interactive Entertainment, Inc. ("Sony") certain products and other assets which consisted of: 14 products currently in distribution or production; related finished goods inventory and royalty income; prepaid royalties; accounts receivable for those products shipped by Sony after October 11, 1995; and furniture and equipment. The purchase price for these assets consisted of 927,716 shares of the Company's Common Stock (which were valued using the per share price determined by independent appraisal in the Company's acquisition of StarPress Multimedia, Inc. on June 23, 1995) and a promissory note for $561,781. The promissory note, which was paid on February 2, 1996, bore interest at the prime rate as quoted by Chemical Bank, and was secured by the assets acquired.

    The total purchase price of $677,746 was allocated as follows:

    Prepaid royalty costs         $256,310
    Product development costs      180,107
    Inventories                    132,457
    Furniture and equipment        100,000
    Accounts receivable              8,872
                                  ---------
         Total                    $677,746
                                  ---------

(6) As of January 3, 1996, the Company entered into an Agreement and Plan of Reorganization with Graphix Zone, Inc., a California corporation, pursuant to which each of the Company and Graphix Zone, Inc. will become wholly-owned subsidiaries of Graphix Zone, Inc., a new Delaware corporation. The consummation of the reorganization is subject to completion of numerous conditions, including without limitation, effectiveness of a Form S-4 Registration Statement with the Securities and Exchange Commission, obtaining a permit from the California Department of Corporations and other blue sky authorities, securing approval of the reorganization from the shareholders of both the Company and Graphix Zone, Inc. and a limited number of shareholders exercising dissenting shareholder status.

    During the period from February 1, 1996 through May 8, 1996, the Company received loans from Graphix Zone, Inc. aggregating $3,714,000 which were used for working capital and payment of the Sony note described above (shown as Due to Graphix Zone, Inc. on the Company's Balance Sheet). Of the total loans outstanding, $2,765,600 are secured by a second priority security interest in all of the Company's assets, bear interest at the applicable federal rate, and are payable upon demand or in six months if no demand is made. The remainder of the loans, $948,400, are unsecured.

(7) During the second quarter of fiscal year 1996, the Company adopted a restructuring plan to enhance overall competitiveness, productivity and efficiency through the reduction of overhead costs. The plan included the elimination of all in-house software research and development activities and the sales and marketing capabilities of the Company. The estimated cost of the restructuring of $1,950,000 was recorded in the second quarter of fiscal 1996. The charge principally reflects severance costs resulting from a reduction of a significant portion of the Company's workforce, writedown and disposal of excess furniture and equipment and office facilities, and write-offs of assembled workforce and goodwill arising from the Company's acquisition of StarPress Multimedia, Inc. in June 1995. The amount of accrued restructuring costs outstanding at March 31, 1996, $761,785, represents unpaid severance costs and outstanding lease payments on unused office facilities.

    In accordance with the adopted plan of restructuring, and due to the Company and Graphix Zone, Inc. centralizing operations at Graphix Zone's facilities in Irvine, CA., the Company has reduced the number of its employees from a total of 43 to a total of 10, has sold certain products currently under development and certain fixed assets, and has sold Logatronix, Ltd. (Great Bear
- - - - Bulgaria), formerly a wholly-owned subsidiary based in Sofia, Bulgaria.
                                          7

(8) On April 2, 1996, the Company entered an agreement pursuant to which PolarCap, LLC, owned and operated by Douglas D. Cole a director and past chief executive officer of the Company, acquired 100% equity ownership of Great Bear - Bulgaria and certain other assets of the Company. The purchase price consisted of a $40,000 promissory note, a contingent payment in the event of the sale or other transfer of any of the Great Bear - Bulgaria stock by PolarCap, LLC, a contingent payment in the event of the collection of certain receivables transfered to PolarCap, LLC in the acquisition, and the assumption by PolarCap, LLC of certain Great Bear - Bulgaria liabilities.

(9) On April 22, 1996, the Company entered an Asset Purchase Agreement with Digital Media Theory, Inc. ("DMT"). The Company purchased from DMT certain assets which consisted of: an internet computer database; equipment, contracts and supplies; and rights, title and interest to intellectual property. The purchase price for these assets consisted of 245,466 shares of the Company's common stock valued at $137,952, and a promissory note for $23,099.

ITEM 2.   MANAGEMENT'S DISCUSSION AND ANALYSIS OR PLAN OF
                 OPERATION

    This discussion and analysis of operations should be read in conjunction with the financial statements and Management's Discussion and Analysis in the Company's Form 10-KSB for the year ended June 30, 1995. The analysis is provided pursuant to applicable Securities and Exchange Commission Regulations and is not intended to serve as a basis for projections of future events.

OVERVIEW

    StarPress, Inc. (the "Company"), formerly Great Bear Technology Incorporated, is a software publisher and developer which has historically concentrated its efforts in marketing and selling interactive multimedia software products primarily emphasizing electronic publishing of education and entertainment titles. As of May 8, 1996, the Company published forty-six software products in the Windows and MAC platforms (CD-ROM and disks), and had no products under development.

    As of January 3, 1996, the Company entered into an Agreement and Plan of Reorganization with Graphix Zone, Inc., a California corporation, pursuant to which each of the Company and Graphix Zone, Inc. will become wholly-owned subsidiaries of a new Delaware corporation, Graphix Zone, Inc. The consummation of the reorganization is subject to completion of numerous conditions, including without limitation, effectiveness of a Form S-4 Registration Statement with the Securities and Exchange Commission, obtaining a permit from the California Department of Corporations and other blue sky authorities, securing approval of the reorganization from the shareholders of both the Company and Graphix Zone and a limited number of shareholders exercising dissenting shareholder status. During the quarter ended March 31, 1996 the Company began centralizing its operations at Graphix Zone's facility in Irvine, CA.

    During the period from February 1, 1996 through May 8, 1996, the Company received loans from Graphix Zone, Inc. aggregating $3,716,000 which had been used for working capital and payment of the Sony note described below. Of the total loans outstanding on May 8, 1996, $2,765,600 are secured by a second priority security interest in all of the Company's assets. These loans bear interest at the applicable federal rate, and are payable upon demand or in six months if no demand is made. The remainder of the loans, $948,400, are unsecured. On March 31, 1996 the balance of the loans from Graphix Zone, Inc. was $3,504,216.

    During the second quarter of fiscal year 1996, the Company adopted a restructuring plan to enhance overall competitiveness, productivity and efficiency through the reduction of overhead costs. The plan included the elimination of all in-house software research and development activities and the sales and marketing department of the Company. Accordingly, the Company has reduced the number of employees from 43 at December 30, 1995 to a total of 10, has sold certain products which were under development and certain fixed assets, and has sold Great Bear - Bulgaria, a formerly wholly-owned subsidiary based in Sofia, Bulgaria providing low cost software development services. The estimated cost of the restructuring of $1,950,000 was recorded in the second quarter of fiscal 1996. The charge principally reflects severance costs resulting from the reduction of the Company's workforce, writedown and disposal of excess furniture and equipment and office facilities, and write-offs of assembled workforce and goodwill arising from the Company's acquisition of StarPress Multimedia, Inc. in June 1995.

    During the quarter ending March 31, 1996 and due to the restructuring plan adopted, the Company made an arrangement with Graphix Zone, Inc. for Graphix Zone to assist in the areas of sales, marketing and general administration. To compensate Graphix Zone, Inc. for the use of its resources, the Company reimbursed Graphix Zone $315,941 for sales and marketing, and $121,982 for general administration.

    On October 27, 1995, the Company entered into an agreement with Silicon Valley Bank for a $750,000 loan that bears interest at the bank's prime rate
plus 150 basis points.   The loan was due on February 24, 1996 and is secured by
all of the Company's assets excluding the Sony assets described below. The Company also issued a warrant to Silicon Valley Bank to purchase 42,000 shares of the Company's Common Stock at an exercise price of $1.25 per share. The warrant expires on October 27, 2000. The Company received a waiver for all defaults under the line of credit from lender through March 29, 1996. As of May 8, 1996 the line of credit has not been paid and is in default, and the Company is currently negotiating a renewal and extension with Silicon Valley Bank.

    On November 1, 1995, the Company purchased from Sony Interactive Entertainment, Inc. ("Sony") certain products and other assets which consisted of: 14 products currently in distribution or production; related finished goods inventory and royalty income; prepaid royalties; accounts receivable for these products shipped by Sony after October 11, 1995; and furniture and equipment. The purchase price for these assets consisted of 927,716 shares of the Company's Common Stock and a promissory note for $561,781. The promissory note, which was paid on February 2, 1996, bore interest at the prime rate as quoted by Chemical Bank and was secured by the assets acquired.

    On March 13, 1996 the Company and Graphix Zone, Inc. signed a multi-year distribution agreement with GT Interactive Software Corporation to exclusively distribute the Company's and Graphix Zone's products. For the nine months ended March 31, 1996, $965,000 of net revenues, 24% of the total nine months net revenues, were from GT Interactive Software Corporation.

    The Company has incurred significant losses and has substantial negative cash flows from operations, and expects additional losses in this fiscal year. At March 31, 1996, the Company had an accumulated deficit of $21,617,597. Pending the reorganization of the Company with Graphix Zone as described above, the Company plans to continue to finance its operations with a combination of additional borrowings from Graphix Zone and others, revenues from product sales, and proceeds from sales of excess furniture, equipment and other assets, as well as negotiate extending the maturity of the Silicon Valley Bank loan.

 RESULTS OF OPERATIONS

    StarPress had a net loss of $6,995,000 for the nine months ended March 31, 1996, compared to a net loss of $5,111,000 for the similar period of 1995. The 1996 loss included a charge of $1,950,000 for the restructuring of the Company's operations described above. The

1995 loss included a $586,000 writedown of certain intangible assets as follows: covenant not-to-compete of $221,000, product development costs of $140,000 and goodwill of $225,000.

    Net revenues for the nine months ended March 31, 1996 were $3,927,000 compared to $1,712,000 for the similar period of 1995. Net revenues from product sales were $3,486,000 and $1,587,000 for the nine months ended March 31, 1996 and 1995, respectively. The increase in net revenues from product sales for the nine month period ended March 31, 1996 compared to the same period in 1995 was due to the additional sales generated by the acquired Sony products described above. The remaining net revenues of $441,000 in 1996 and $125,000 in 1995 resulted from development projects and hardware and software sales in Bulgaria. Twenty-four percent (24%) of the total nine months net revenues was from one customer, GT Interactive Software Corporation.

    Cost of revenues for the nine months ended March 31, 1996 was $2,182,000 or 56% of net revenues compared to $1,124,000 or 66% of net revenues for the similar period of 1995. The decrease in cost of revenues as a percentage of revenues for 1996 when compared to 1995 was due to the selling of products that carried low royalty costs and low product costs. Cost of revenues for fiscal 1996 included prepaid royalties acquired from Sony of $256,000. The Company's policy is to expense prepaid royalties as they are incurred due to the lack of available evidence that such advances can be realized from future earned royalties. Cost of revenues for 1995 included a $140,000 write-off of capitalized product development costs as a result of developing new software engines.

    Operating expenses increased $3,263,000 from the $5,410,000 reported in the nine months ended March 31, 1995 to $8,673,000 for the same nine months of fiscal 1995. Included in the $8,673,000 of operating expenses for the nine months ended March 31, 1996 is a charge for restructuring the Company's operations of $1,950,000.

    Research and development expenses increased $496,000 from the $1,581,000 reported in the nine months ended March 31, 1995 to $2,077,000 for the same period of fiscal 1996 and resulted from increases in the number of products being developed and increased staffing that occured during the first two quarters of the fiscal year. These costs which were partially offset by a decrease in royalties costs on products under development. The increased staffing arose from the addition of iTravel employees who recently completed the development of two travel products. iTravel was acquired as part of the Company's acquisition of StarPress Multimedia in June 1995. During the last month of the quarter ending March 31, 1996, all of the research and development employees in San Francisco and all the employees of iTravel were laid off as part of the adopted restructuring plan in anticipation of the planned reorganization with Graphix Zone, Inc. During April of 1996 all of the employees and assets of Great Bear - Bulgaria were sold to a related party. All of the research and development activities will be conducted at Graphix Zone, Inc. as part of the current reorganization plan to combine the two companies.

    Sales and marketing expenses increased $197,000 from the $1,932,000 reported in the nine months ended March 31, 1995 to $2,129,000 for the same nine months of 1996. Increases in personnel costs, commissions to sales representatives, and marketing development funds associated with the GT Interactive distribution agreement were partially offset by decreases in expenses for trade shows, consultants and public relations firms and the absence of amortization and write-offs of covenants not-to-compete in the current year. During the quarter ended March 31, 1996 all of the marketing employees were laid off as part of the adopted restructuring plan. Marketing for the Company's products will be provided by Graphix Zone, Inc. and in return Graphix Zone will charge back the Company a percentage of its total marketing costs. The percentage used will be the ratio of total sales of both Graphix Zone and StarPress to StarPress product sales. For the quarter ended March 31, 1996 the Graphix Zone charge back for marketing was $315,941.

    General and administrative expenses increased $620,000 from the $1,897,000 reported in the nine months ended March 31, 1995 to $2,517,000 for the similar period of 1996 due to increases in staffing and related salaries and benefits due to the StarPress Multimedia acquisition, legal and accounting fees due to the reorganization plan with Graphix Zone, Inc., and increased allowance for doubtful accounts due to increased sales. Expenses incurred in the 1995 period, but not in 1996, included $145,000 for a financial consultant and a $225,000 write-off of goodwill arising from the acquisition of MicroBase, Inc. due to the diminishment of its net realizable value. During the quarter ended March 31, 1996 all but four administrative employees were laid off as part of the adopted restructuring plan. A majority of the general and administrative activities for the Company will be provided by Graphix Zone, Inc. and in return Graphix Zone will charge back the Company its allocated share of expenses based upon an estimated use of personnel and resources. For the quarter ended March 31, 1996 the Graphix Zone charge back for general and administrative assistance was $121,982.

    Interest expense for the nine months ended March 31, 1996 was $71,000 compared to $302,000 for the similar period of 1995. The higher interest expense in fiscal 1995 was due to the conversion of the Company's convertible subordinated debentures during the 1995 fiscal period.

LIQUIDITY AND CAPITAL RESOURCES

    As of March 31, 1996, the Company had cash of $16,000 and a working capital deficit of $5,727,000.

    On October 27, 1995, the Company entered into an agreement with Silicon Valley Bank for a $750,000 loan that bears interest at the bank's prime rate
plus 150 basis points.   The loan was due on February 24, 1996 and is secured by
all of the Company's assets excluding the assets acquired from Sony described above. The proceeds were used for working capital and to repay stockholders/officer loans of $150,000 received between October 12 and November 2, 1995. The Company received a waiver for all defaults under the line of credit from lender through March 29, 1996. As of May 8, 1996 the line of credit has not been paid and is in default, and the Company is currently negotiating a renewal and extension with Silicon Valley Bank. Unless the renewal and extension is obtained from Silicon Valley Bank, the bank retains the right to foreclose on the Company's assets.

    During the period from February 1 through May 8 , 1996, the Company received loans from Graphix Zone, Inc. aggregating $3,716,000 which were used for working capital and payment of the Sony note described above. As described above, a significant portion of these loans are secured by a second priority security interest in all of the Company's assets. All of the loans bear interest at the applicable federal rate, and are payable upon demand or in six months if

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no demand is made.  The Company also received a $250,000 loan from a stockholder/director on December 4, 1995, which it repaid on February 2, 1996, from proceeds received from Graphix Zone.

    Pending the reorganization of the Company with Graphix Zone as described above, the Company plans to continue to finance its operations with a combination of additional borrowings from Graphix Zone and others, revenues from product sales, and proceeds from sales of various assets such as excess furniture and equipment, as well as negotiate extending the maturity of the Silicon Valley Bank loan. The Company's ability to continue as a going concern is dependent upon it successfully obtaining additional borrowings from Graphix Zone or others. In the event that the reorganization of the Company with Graphix Zone is not consummated, the Company will require additional financing through private borrowings or equity financings.



                             PART II - OTHER INFORMATION

ITEM 3.  DEFAULTS UPON SENIOR SECURITIES.

         On October 27, 1995, the Company entered into an agreement with
Silicon Valley Bank for a $750,000 loan that bears interest at the bank's prime
rate plus 150 basis points.   The loan was due on February 24, 1996 and is
secured by all of the Company's assets excluding the assets acquired from Sony described above. The Company received a waiver for all defaults under the line of credit from lender through March 29, 1996. As of May 8, 1996 the line of credit has not been paid and is in default, and the Company is currently negotiating a renewal and extension with Silicon Valley Bank. Unless the renewal and extension is obtained from Silicon Valley Bank, the bank retains the right to foreclose on the Company's assets.



ITEM 6.   EXHIBITS AND REPORTS ON FORM 8-K

(a)   Exhibits

    10.32..................Distribution Agreement dated March 31, 1996, by and among the Company, Graphix Zone, Inc. and GT
                           Interactive Software Corp., a Delaware corporation.

(b)  Reports on Form 8-K

    A report on Form 8-K, dated January 3, 1996, was filed on January 18, 1996 to report under Item 5. Other Events that the Company entered into an Agreement and Plan of Reorganization with Graphix Zone, Inc., a California corporation, pursuant to which each of the Company and Graphix Zone, Inc. will become wholly-owned subsidiaries of a newly formed Delaware holding company.

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                                      SIGNATURE

    In accordance with the requirements of the Exchange Act, the Registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                StarPress, Inc.
                                  (Registrant)

Date:  May 13, 1996                         /s/ John C. Lukrich
                                   ------------------------------------
                                     John C. Lukrich
                                     Vice President and Chief Financial Officer

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